Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense (benefit)
	Current	Deferred	Total
Year Ended December 31, 2011:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	2,070	––	2,070
	$2,070	$––	$2,070
Year Ended December 31, 2012:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	3,392	––	3,392
	$3,392	$––	$3,392

Reconciliation of expected income tax expense (benefit)
	2011	2012
Computed "expected" US tax (benefit) at Federal statutory rate	$(295,115)	$(248,996)
Change resulting from:
State and local income taxes, net of federal income tax benefit	––	––
Foreign income taxes	2,070	3,392
Federal valuation allowance	254,390	235,607
Non––deductible items	39,779	14,456
Change in estimate for prior years’ provisions	946	(1,067)
Income tax expense (benefit)	$2,070	$3,392

Schedule of Deferred Tax Assets and Liabilities
	2011	2012
Deferred income tax assets:
Inventories	$398,768	$333,315
Accounts receivable	227,443	292,846
Intangible assets	168,549	96,791
Accrued expenses	53,600	60,397
Net operating loss and tax credit carry forwards	17,615,396	17,792,110
Plant and equipment	13,789	15,378
Stock compensation	88,429	88,059
Other – investment impairments	––	127,855
Total deferred income tax assets	18,565,974	18,806,751
Valuation allowance	(18,565,974)	(18,806,751)
Net deferred tax assets	$––	$––